Derivative Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	€ 4,345	€ 11,110
Negative fair value	2,741	897
Total derivatives instruments
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	704,458	729,781
Foreign currency derivatives | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	651,161	595,819
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	53,297	133,962
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	4,345	11,110
Negative fair value	(2,741)	(897)
At fair value | Foreign currency derivatives | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	2,590	6,371
Negative fair value held for hedging	(2,741)	(897)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	1,755	4,739
Negative fair value held for hedging	€ 0	€ 0